Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Financial instrument [Abstract]
Disclosure of derivative financial instruments [text block]
9.	Derivative financial instruments

Quantitative information on derivative financial instruments is as follows:

	December 31, 2018
		Carrying amount of the hedging instrument
	Nominal Amount	Asset	Liability	Changes in fair value used for calculating hedge ineffectiveness
Fair value hedges:
Interest rate swaps	433,500	108	(6,134)	(1,666)
Cross-currency swaps	226,756	1,134	(15,994)	11,676
Cash flow hedges:
Interest rate swaps	460,000	513	(3,276)	(2,462)
Cross-currency swaps	23,025	-	(1,384)	(2,263)
Foreign exchange forwards	176,311	933	(7,177)	(14,854)
Net investment hedges:
Foreign exchange forwards	6,183	-	(78)	(128)
Total	1,325,775	2,688	(34,043)	(9,697)

	December 31, 2017
		Carrying amount of the hedging instrument
	Nominal Amount	Asset	Liability	Changes in fair value used for calculating hedge ineffectiveness
Fair value hedges:
Interest rate swaps	367,500	-	(4,361)	(2,394)
Cross-currency swaps	306,961	3,672	(30,154)	15,900
Cash flow hedges:
Interest rate swaps	595,000	127	(428)	995
Cross-currency swaps	23,025	879	-	2,132
Foreign exchange forwards	225,388	8,610	-	11,835
Net investment hedges:
Foreign exchange forwards	9,243	50	-	181
Total	1,527,117	13,338	(34,943)	28,649

The hedging instruments detailed in the tables above are presented in the consolidated statement of financial position as derivative financial instruments - assets or derivative financial instruments - liabilities.

The gains and losses resulting from activities of hedging derivative financial instruments recognized in the consolidated statements of profit or loss are presented below:

	December 31, 2018
	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from OCI to profit or loss	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedges
Interest rate swaps	(593)	Gain (loss) on interest rate swaps	-	(3)
Cross-currency swaps	2,246	Gain (loss) on foreign currency exchange	-	(3)
		Interest income – loans	1,756	-
Foreign exchange forwards	12,453	Interest income – securities at FVOCI	-	-
		Interest expenses – deposits	4,049	-
		Interest expense – borrowings and debt	-	-
		Gain (loss) on foreign currency exchange	(7,001)	-
Total	14,106		(1,196)	(6)

Derivatives – net investment hedge
Foreign exchange forwards	(909)
Total	(909)

	31-Dec-17
	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from OCI to profit or loss	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	(834)	Gain (loss) on interest rate swaps	-	242
Cross-currency swaps	(1,924)	Gain (loss) on foreign currency exchange	-	26
		Interest income – loans	7,611	-
Foreign exchange forwards	(2,708)	Interest income – securities at FVOCI	-	-
		Interest expenses – deposits	3,991	-
		Interest expense – borrowings and debt	-	-
		Gain (loss) on foreign currency exchange	(190)	-
Total	(5,466)		11,412	268

Derivatives – net investment hedge
Foreign exchange forwards	(277)
Total	(277)

	December 31, 2016
	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from OCI to profit or loss	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	627	Gain (loss) on interest rate swaps	-	(1,258)
Cross-currency swaps	(1,299)	Gain (loss) on foreign currency exchange	-	16
		Interest income – loans	-	(110)
Foreign exchange forwards	233	Interest income – securities at FVOCI	-	-
		Interest income – loans	(4,751)	-
		Interest expense – borrowings and debt	-	-
		Interest expenses – deposits	1,672	-
		Gain (loss) on foreign currency exchange	9,097	-
Total	(439)		6,018	(1,352)

Derivatives – net investment hedge
Foreign exchange forwards	-
Total	-

For the agreements qualifying as fair value hedge, the Bank recognized the gain or loss on the derivative financial instruments and the gain or loss of the hedged asset or liability in profit or loss as follows:

	December 31, 2018
	Classification in consolidated statement of profit or loss	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives – fair value hedge
Interest rate swaps	Interest income – securities FVOCI	(4)	388	384
	Interest income – loans	(134)	1,899	1,765
	Interest expenses – borrowings and debt	(2,192)	(12,201)	(14,393)
	Derivative financial instruments	(5,291)	5,363	72
Cross-currency swaps	Interest income – loans	(765)	1,598	833
	Interest expenses – borrowings and debt	(241)	(9,367)	(9,608)
	Derivative financial instruments	(15,840)	13,927	(1,913)
Total		(24,467)	1,607	(22,860)

	December 31, 2017
	Classification in consolidated statement of profit or loss	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives – fair value hedge
Interest rate swaps	Interest income – securities FVOCI	(126)	476	350
	Interest income – loans	(12)	160	148
	Interest expenses – borrowings and debt	1,387	(16,233)	(14,846)
	Derivative financial instruments	(2,270)	2,371	101
Cross-currency swaps	Interest income – loans	(1,496)	2,442	946
	Interest expenses – borrowings and debt	1,848	(10,265)	(8,417)
	Derivative financial instruments	14,950	(16,709)	(1,759)
Total		14,281	(37,758)	(23,477)

	December 31, 2016
	Classification in consolidated statement of profit or loss	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives – fair value hedge
Interest rate swaps	Interest income – securities FVOCI	(617)	1,593	976
	Interest income – loans	(25)	2,023	1,998
	Interest expenses – borrowings and debt	4,558	(28,261)	(23,703)
	Derivative financial instruments	(2,077)	2,178	101
Cross-currency swaps	Interest income – loans	(372)	928	556
	Interest expenses – borrowings and debt	195	(6,183)	(5,988)
	Derivative financial instruments	17,673	(16,752)	921
Total		19,335	(44,474)	(25,139)

Derivatives financial position and performance

The following tables detail the changes of fair value of the underlying item in the consolidated statement of financial position related to fair value hedges:

	December 31, 2018
Fair value hedges	Carrying amount	Accumulated fair value adjustments	Line item in the consolidated statement of financial position
Interest rate risk
Loans	66,091	97	Loans
Issuances	349,428	5,266	Borrowings and debt, net

Foreign exchange rate risk and interest rate risk:
Securities at FVOCI	12,221	(527)	Securities and other financial instruments, net
Loans	10,581	(1,097)	Loans
Issuances	199,356	15,024	Borrowings and debt, net

	December 31, 2017
Fair value hedges	Carrying amount	Accumulated fair value adjustments	Line item in the consolidated statement of financial position
Interest rate risk
Loans	-	-	Loans
Issuances	355,000	(4,411)	Borrowings and debt, net

Foreign exchange rate risk and interest rate risk:
Securities at FVOCI	12,369	(32)	Securities and other financial instruments, net
Loans	25,027	744	Loans
Issuances	249,328	(2,301)	Borrowings and debt, net

The following tables detail the maturity profile of the timing of the nominal amounts of the hedging instruments, by type of risk covered:

	December 31, 2018
Risk type	Foreign exchange risk	Interest rate risk	Foreign exchange and interest rate risks	Total
Up to 1 month	27,458	-	-	27,458
31 to 60 days	16,977	115,000	-	131,977
61 to 90 days	6,908	50,000	-	56,908
91 to 180 days	100,489	17,000	73,193	190,682
181 to 365 days	98,813	159,500	-	258,313
1 to 2 years	5,161	463,000	23,025	491,186
2 to 5 years	3,704	89,000	7,779	100,483
More than 5 years	-	-	68,768	68,768
Total	259,510	893,500	172,765	1,325,775

	December 31, 2017
Risk type	Foreign exchange risk	Interest rate risk	Foreign exchange and interest rate risks	Total
Up to 1 month	69,459	-	-	69,459
31 to 60 days	26,104	-	-	26,104
61 to 90 days	1,729	185,000	16,821	203,550
91 to 180 days	16,567	137,500	-	154,067
181 to 365 days	68,952	202,500	8,127	279,579
1 to 2 years	178,331	21,500	73,193	273,024
2 to 5 years	4,413	416,000	24,872	445,285
More than 5 years	-	-	76,049	76,049
Total	365,555	962,500	199,062	1,527,117

Assessment of the sources of ineffectiveness

As part of its hedging operations and according to the type of hedge, the Bank is exposed to the following ineffectiveness factors:

•
Cash flow hedges:
Type of hedge used to mitigate the risk of changes in foreign exchange currency rates, as well of changes in interest rate risk that could include volatility in the projected cash flows. The sources of ineffectiveness arise mainly because of the differences in discount rates (OIS - Overnight Index Swap).

•
Cross currency swaps:
Type of hedge used to mitigate both interest rate risk and foreign currency risk. The sources of ineffectiveness come mainly from forward rates, discount rates and cross currency basis (cost of the operation).

For control purposes, derivative instruments are recorded at their nominal amount in memoranda accounts. Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments, and vice versa. The Bank also engages in certain foreign exchange forward contracts to serve customers’ transaction needs and to manage foreign currency risk. All such positions are hedged with an offsetting contract for the same currency.

The Bank manages and controls the risks on these foreign exchange trades by establishing counterparty credit limits by customer and by adopting policies that do not allow for open positions in the loan and investment portfolio. The Bank also uses foreign exchange forward contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign entity. Derivative and foreign exchange forward instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.

The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 5.2 years (2017: 6.2 years).

The Bank recognized the lifetime associated cost of the foreign exchange forward contracts into interest income, in profit or loss, as an adjustment to the yield on hedged items creating an accumulated reserve in OCI, reclassified to profit or loss at their maturity. The Bank estimates that approximately $365 thousand are expected to be reclassified into profit or loss during the twelve-month year ending
December 31
, 2019.

The Bank recognized the lifetime associated cost of the foreign exchange forward contracts into interest expense, in profit or loss, as an adjustment to the yield on hedge items creating an accumulated reserve in OCI, reclassified to profit or loss at their maturity. The Bank estimates that approximately $3.1 million are expected to be reclassified into profit or loss during the twelve-month year ending
December 31
, 2019.

Types of Derivatives and Foreign Exchange Instruments

Interest rate swaps are contracts in which a series of interest rate flows in a single currency are exchanged over a prescribed period. The Bank has designated a portion of these derivative instruments as fair value hedges and another portion as cash flow hedges. Cross currency swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. The Bank has designated a portion of these derivative instruments as fair value hedges and another portion as cash flow hedges. Foreign exchange forward contracts represent an agreement to purchase or sell foreign currency at a future date at agreed-upon terms. The Bank has designated these derivative instruments as cash flow hedges and net investment hedges.

Offsetting of financial assets and liabilities

In the ordinary course of business, the Bank enters into derivative financial instrument transactions and securities sold under repurchase agreements under industry standards agreements. Depending on the collateral requirements stated in the contracts, the Bank and counterparties can receive or deliver collateral based on the fair value of the financial instruments transacted between parties. Collateral typically consists of pledged cash deposits and securities. The master netting agreements include clauses that, in the event of default, provide for close-out netting, which allows all positions with the defaulting counterparty to be terminated and net settled with a single payment amount.

The International Swaps and Derivatives Association master agreement (“ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the consolidated statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of the Bank or the counterparties or following other predetermined events.

The following tables summarize financial assets and liabilities that have been offset in the consolidated statement of financial position or are subject to master netting agreements:

a)	Derivative financial instruments – assets

December 31, 2018
		Gross amounts offset in the	Net amount of assets presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging at fair value	2,688	-	2,688	-	(1,496)	1,192
Total	2,688	-	2,688	-	(1,496)	1,192

December 31, 2017
		Gross amounts offset in the	Net amount of assets presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging at fair value	13,338	-	13,338	-	(22,304)	(8,966)
Total	13,338	-	13,338	-	(22,304)	(8,966)

b)	Financial liabilities and derivative financial instruments – liabilities

December 31, 2018
		Gross amounts offset in the	Net amount of liabilities presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of liabilities	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net Amount
Derivative financial instruments used for hedging at fair value	34,043	-	34,043	-	(35,960)	(1,917)
Total	34,043	-	34,043	-	(35,960)	(1,917)

December 31, 2017
		Gross amounts offset in the	Net amount of liabilities presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of liabilities	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net Amount

Derivative financial instruments used for hedging at fair value	34,943	-	34,943	-	(50,241)	(15,298)
Total	34,943	-	34,943	-	(50,241)	(15,298)